Significant accounting policies	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [abstract]
Significant accounting policies

1 Significant accounting policies

1. Reporting entity

These financial statements are prepared for Barclays PLC and its subsidiaries (the Barclays PLC Group or the Group) under Section 399 of the Companies Act 2006. The Group is a major global financial services provider engaged in retail banking, credit cards, wholesale banking, investment banking, wealth management and investment management services. In addition, individual financial statements have been presented for the holding company.

2. Compliance with International Financial Reporting Standards

The consolidated financial statements of the Group, and the individual financial statements of Barclays PLC, have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations (IFRICs) issued by the Interpretations Committee, as published by the International Accounting Standards Board (IASB). They are also in accordance with IFRS and IFRIC interpretations endorsed by the European Union. The principal accounting policies applied in the preparation of the consolidated and individual financial statements are set out below, and in the relevant notes to the financial statements. These policies have been consistently applied.

3. Basis of preparation

The consolidated and individual financial statements have been prepared under the historical cost convention modified to include the fair valuation of investment property, and particular financial instruments, to the extent required or permitted under IFRS as set out in the relevant accounting policies. They are stated in millions of pounds Sterling (£m), the functional currency of Barclays PLC.

The financial statements have been prepared on a going concern basis in accordance with The Companies Act 2006 as applicable to companies using IFRS.

4. Accounting policies

Barclays prepares financial statements in accordance with IFRS. The Group’s significant accounting policies relating to specific financial statement items, together with a description of the accounting estimates and judgements that were critical to preparing them, are set out under the relevant notes. Accounting policies that affect the financial statements as a whole are set out below.

(i) Consolidation

Barclays applies IFRS 10 Consolidated Financial Statements.

The consolidated financial statements combine the financial statements of Barclays PLC and all its subsidiaries. Subsidiaries are entities over which Barclays PLC has control. The Group has control over another entity when the Group has all of the following:

1) power over the relevant activities of the investee, for example through voting or other rights;

2) exposure to, or rights to, variable returns from its involvement with the investee; and

3) the ability to affect those returns through its power over the investee.

The assessment of control is based on the consideration of all facts and circumstances. The Group reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control.

Intra-group transactions and balances are eliminated on consolidation. Consistent accounting policies are used throughout the Group for the purposes of the consolidation.

Changes in ownership interests in subsidiaries are accounted for as equity transactions if they occur after control has already been obtained and they do not result in loss of control.

As the consolidated financial statements include partnerships where the Group member is a partner, advantage has been taken of the exemption under Regulation 7 of the Partnership (Accounts) Regulations 2008 with regard to preparing and filing of individual partnership financial statements.

Details of the principal subsidiaries are given in Note 36, and a complete list of all subsidiaries is presented in Note 45.

(ii) Foreign currency translation

The Group applies IAS 21 The Effects of Changes in Foreign Exchange Rates. Transactions and balances in foreign currencies are translated into Sterling at the rate ruling on the date of the transaction. Foreign currency balances are translated into Sterling at the period end exchange rates. Exchange gains and losses on such balances are taken to the income statement.

The Group’s foreign operations (including subsidiaries, joint ventures, associates and branches) based mainly outside the UK may have different functional currencies. The functional currency of an operation is the currency of the main economy to which it is exposed.

Prior to consolidation (or equity accounting) the assets and liabilities of non-Sterling operations are translated at the closing rate and items of income, expense and other comprehensive income are translated into Sterling at the rate on the date of the transactions. Exchange differences arising on the translation of foreign operations are included in currency translation reserves within equity. These are transferred to the income statement when the Group disposes of the entire interest in a foreign operation, when partial disposal results in the loss of control of an interest in a subsidiary, when an investment previously accounted for using the equity method is accounted for as a financial asset, or on the disposal of an autonomous foreign operation within a branch.

(iii) Financial assets and liabilities

The Group applies IAS 39 Financial Instruments: Recognition and Measurement to the recognition, classification and measurement, and derecognition of financial assets and financial liabilities, the impairment of financial assets, and hedge accounting.

Recognition

The Group recognises financial assets and liabilities when it becomes a party to the terms of the contract. Trade date or settlement date accounting is applied depending on the classification of the financial asset.

Classification and measurement

Financial assets and liabilities are initially recognised at fair value and may be held at fair value or amortised cost depending on the Group’s intention toward the assets and the nature of the assets and liabilities, mainly determined by their contractual terms.

The accounting policy for each type of financial asset or liability is included within the relevant note for the item. The Group’s policies for determining the fair values of the assets and liabilities are set out in Note 18.

Derecognition

The Group derecognises a financial asset, or a portion of a financial asset, from its balance sheet where the contractual rights to cash flows from the asset have expired, or have been transferred, usually by sale, and with them either substantially all the risks and rewards of the asset or significant risks and rewards, along with the unconditional ability to sell or pledge the asset.

Financial liabilities are de-recognised when the liability has been settled, has expired or has been extinguished. An exchange of an existing financial liability for a new liability with the same lender on substantially different terms – generally a difference of 10% in the present value of the cash flows or a substantive qualitative amendment – is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.

Transactions in which the Group transfers assets and liabilities, portions of them, or financial risks associated with them can be complex and it may not be obvious whether substantially all of the risks and rewards have been transferred. It is often necessary to perform a quantitative analysis. Such an analysis compares the Group’s exposure to variability in asset cash flows before the transfer with its retained exposure after the transfer.

A cash flow analysis of this nature may require judgement. In particular, it is necessary to estimate the asset’s expected future cash flows as well as potential variability around this expectation. The method of estimating expected future cash flows depends on the nature of the asset, with market and market-implied data used to the greatest extent possible. The potential variability around this expectation is typically determined by stressing underlying parameters to create reasonable alternative upside and downside scenarios. Probabilities are then assigned to each scenario. Stressed parameters may include default rates, loss severity, or prepayment rates.

(iv) Issued debt and equity instruments

The Group applies IAS 32, Financial Instruments: Presentation, to determine whether funding is either a financial liability (debt) or equity.

Issued financial instruments or their components are classified as liabilities if the contractual arrangement results in the Group having an obligation to either deliver cash or another financial asset, or a variable number of equity shares, to the holder of the instrument. If this is not the case, the instrument is generally an equity instrument and the proceeds included in equity, net of transaction costs. Dividends and other returns to equity holders are recognised when paid or declared by the members at the AGM and treated as a deduction from equity.

Where issued financial instruments contain both liability and equity components, these are accounted for separately. The fair value of the debt is estimated first and the balance of the proceeds is included within equity.

5. New and amended standards and interpretations

The accounting policies adopted are consistent with those of the previous financial year, with the exception of the accounting treatment of own credit on financial liabilities designated at fair value though profit or loss under the fair value option. Barclays has elected to early adopt the presentation of Barclays own credit gains and losses in other comprehensive income as allowed by IFRS 9 Financial Instruments, from 1 January 2017. This will have no effect on net assets, and any changes due to own credit in prior periods have not been restated. The cumulative own credit amount has been reclassified from retained earnings to a separate reserve. Any realised and unrealised amounts recognised in other comprehensive income will not be reclassified to the income statement in future periods; refer to Note 32 for further details.

There were no other material or amended standards or interpretations that resulted in a change in accounting policy.

Future accounting developments

There have been and are expected to be a number of significant changes to the Group’s financial reporting after 2017 as a result of amended or new accounting standards that have been or will be issued by the IASB. The most significant of these are as follows:

IFRS 9 - Financial instruments

IFRS 9 Financial Instruments which replaces IAS 39 Financial Instruments: Recognition and Measurement is effective for periods beginning on or after 1 January 2018 and was endorsed by the EU in November 2016. IFRS 9, in particular the impairment requirements, will lead to significant changes in the accounting for financial instruments.

Impairment

IFRS 9 introduces a revised impairment model which will require entities to recognise expected credit losses based on unbiased forward-looking information. This replaces the existing IAS 39 incurred loss model which only recognises impairment if there is objective evidence that a loss has already been incurred and would measure the loss at the most probable outcome. The IFRS 9 impairment model will be applicable to all financial assets at amortised cost, lease receivables, debt financial assets at fair value through other comprehensive income, loan commitments and financial guarantee contracts. This contrasts to the IAS 39 impairment model which is not applicable to loan commitments and financial guarantee contracts, which were covered by IAS 37. In addition, IAS 39 required the impairment of available for sale debt to be based on the fair value loss rather than estimated future cashflows as for amortised cost assets. Intercompany exposures, including loan commitments and financial guarantee contracts, are also in scope under IFRS 9 in the standalone reporting entity accounts.

The measurement of expected credit loss will involve increased complexity and judgement including estimation of probabilities of default, loss given default, a range of unbiased future economic scenarios, estimation of expected lives and estimation of exposures at default and assessing significant increases in credit risk. It is expected to have a material financial impact and impairment charges will tend to be more volatile. Impairment will also be recognised earlier and the amounts will be higher. Unsecured products with longer expected lives, such as revolving credit cards, are expected to be most impacted.

The expected increase in the accounting impairment provision reduces CET1 capital, but the impact is partially mitigated by releasing the ‘excess of expected loss over impairment’ deduction from CET1 capital. In addition, the European Union will be adopting transitional arrangements to mitigate or spread the capital impacts of IFRS 9 adoption over a 5-year period from 1 January 2018, which Barclays will apply. Separately, the Basel Committee on Banking Supervision is considering the need for permanent changes to the regulatory capital framework in order to take account of expected credit loss provisioning.

Key concepts and management judgements

The impairment requirements are complex and require management judgements, estimates and assumptions. Key concepts and management judgements include:

Determining a significant increase in credit risk since initial recognition

IFRS 9 requires the recognition of 12 month expected credit losses (the portion of lifetime expected credit losses from default events that are expected within 12 months of the reporting date) if credit risk has not significantly increased since initial recognition (stage 1), and lifetime expected credit losses for financial instruments for which the credit risk has increased significantly since initial recognition (stage 2) or which are credit impaired (stage 3). Barclays will assess when a significant increase in credit risk has occurred based on quantitative and qualitative assessments. Exposures are considered to have resulted in a significant increase in credit risk and are moved to stage 2 when:

Quantitative Test

The annualised cumulative weighted average lifetime probability of default (PD) has increased by more than the agreed threshold relative to the equivalent at origination. The relative thresholds are defined as percentage increases and set at an origination score band and segment level.

Qualitative Test

Accounts that meet the portfolio’s ‘high risk’ criteria and are subject to closer credit monitoring.

Backstop Criteria

Accounts that are 30 calendar days or more past due. The 30 days past due criteria is a backstop rather than a primary driver of moving exposures into stage 2.

Exposures will move back to stage 1 once they no longer meet the criteria for a significant increase in credit risk and when any cure criteria used for credit risk management are met. This is subject to all payments being up to date and the customer evidencing ability and willingness to maintain future payments.

Barclays will not rely on the low credit risk exemption which would assume facilities of investment grade are not significantly deteriorated.

Determining the probability of default at initial recognition is expected to require management estimates, in particular for exposures issued before the effective date of IFRS 9. For certain revolving facilities such as credit cards and overdrafts, this is expected to be when the facility was first entered into which could be a long time in the past.

Management overlays and other exceptions to model outputs are applied only if consistent with the objective of identifying significant increases in credit risk.

Forward-looking information

Credit losses are the expected cash shortfalls from what is contractually due over the expected life of the financial instrument, discounted at the original effective interest rate. Expected credit losses are the unbiased probability-weighted credit losses determined by evaluating a range of possible outcomes and considering future economic conditions. When there is a non-linear relationship between forward looking economic scenarios and their associated credit losses, a range of forward looking economic scenarios, currently expected to be a minimum of five, will be considered to ensure a sufficient unbiased representative sample of the complete distribution is included in determining the expected loss. Stress testing methodologies will be leveraged within forecasting economic scenarios for IFRS 9 purposes.

Definition of default, credit impaired assets, write offs, and interest income recognition

The definition of default for the purpose of determining expected credit losses has been aligned to the Regulatory Capital CRR Article 178 definition of default, which considers indicators that the debtor is unlikely to pay, includes exposures in forbearance and is no later than when the exposure is more than 90 days past due or 180 days past due in the case of UK mortgages. When exposures are identified as credit impaired or purchased or originated as such, IFRS 9 requires separate disclosure and interest income is required to be calculated on the carrying value net of the impairment allowance.

Credit impaired is expected to be when the exposure has defaulted which is also anticipated to align to when an exposure is identified as individually impaired under the incurred loss model of IAS 39. Write-off polices are not expected to change from IAS 39.

Expected life

Lifetime expected credit losses must be measured over the expected life. This is restricted to the maximum contractual life and takes into account expected prepayment, extension, call and similar options. The exceptions are certain revolver financial instruments, such as credit cards and bank overdrafts, that include both a drawn and an undrawn component where the entity’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the entity’s exposure to credit losses to the contractual notice period. The expected life for these revolver facilities is expected to be behavioural life. Where data is insufficient or analysis inconclusive, an additional ‘maturity factor’ may be incorporated to reflect the full estimated life of the exposures, based upon experienced judgement and/or peer analysis. Potential future modifications of contracts are not taken into account when determining the expected life or exposure at default until they occur.

Discounting

Expected credit losses are discounted at the effective interest rate (EIR) at initial recognition or an approximation thereof and consistent with income recognition. For loan commitments the EIR is that rate that is expected to apply when the loan is drawn down and a financial asset is recognised. Issued financial guarantee contracts are discounted at the risk free rate. Lease receivables are discounted at the rate implicit in the lease as prescribed in IAS 17. For variable/floating rate financial assets, the spot rate at the reporting date is used and projections of changes in the variable rate over the expected life are not made to estimate future interest cashflows or for discounting.

Modelling techniques

Expected credit losses (ECL) are calculated by multiplying three main components, being the probability of default (PD), loss given default (LGD) and the exposure at default (EAD), discounted at the original effective interest rate. The regulatory Basel Committee of Banking Supervisors (BCBS) ECL calculations are leveraged for IFRS 9 modelling but adjusted for key differences which include:

BCBS requires 12 month through the economic cycle losses whereas IFRS 9 requires 12 months or lifetime point in time losses based on conditions at the reporting date and multiple forecasts of the future economic conditions over the expected lives; and

IFRS 9 models do not include certain conservative BCBS model floors and downturn assessments and require discounting to the reporting date at the original effective interest rate rather than using the cost of capital to the date of default.

Management adjustments will be made to modelled output to account for situations where known or expected risk factors and information have not been considered in the modelling process, for example forecast economic scenarios for uncertain political events.

ECL is measured at the individual financial instrument level, however a collective approach where financial instruments with similar risk characteristics are grouped together, with apportionment to individual financial instruments, is used where effects can only be seen at a collective level, for example for forward looking information.

For the IFRS 9 impairment assessment, Barclays Risk Models are used to determine the probability of default (PD), loss given default (LGD) and exposure at default (EAD). For stage 2 and 3, Barclays applies lifetime PDs but uses 12 month PDs for stage 1. The ECL drivers of PD, EAD and LGD are modelled at an account level which considers vintage, among other credit factors. Also, the assessment of significant increase in credit risk is based on the initial lifetime PD curve, which accounts for the different credit risk underwritten over time.

Forbearance

Both performing and non-performing forbearance assets are classified as stage 3 except where it is established that the concession granted has not resulted in diminished financial obligation and that no other regulatory definitions of default criteria has been triggered, in which case the asset is classified as stage 2. The minimum probationary period for non-performing forbearance is 12 months and for performing forbearance, 24 months. Hence, a minimum of 36 months is required for non-performing forbearance to move out of a forborne state.

Project governance and credit risk management

Barclays has a jointly accountable Risk and Finance implementation and governance programme with representation from all impacted departments. The impairment Committee structures were initiated and tested from H1 2017, providing oversight for both IAS 39 and IFRS 9 impairment results.

The impairment reporting process commences with the production of economic scenarios. The Senior Scenario Review Committee (SSRC) reviews and approves the scenario narratives, the core set of macroeconomic variables, probability weightings, and any scenario specific management overlays which are used in all ECL models. The SSRC attests that the scenarios adequately account for the non-linearity and asymmetry of the loss distribution.

The Group Impairment Committee, formed of members from both Finance and Risk and attended by both the Group Director and the CRO, is responsible for overseeing impairment policy and will approve impairment results.

Reported results and key messages are communicated to the Board Audit Committee, which has an oversight role and provide challenge of key assumptions, including the basis of the scenarios adopted.

Classification and measurement

IFRS 9 requires financial assets to be classified on the basis of two criteria:

1) the business model within which financial assets are managed, and

2) their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’).

Financial assets will be measured at amortised cost if they are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and their contractual cash flows represent solely payments of principal and interest.

Financial assets will be measured at fair value through other comprehensive income if they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and their contractual cash flows represent solely payments of principal and interest.

Business models are determined on initial application and this may differ from the model before 1 January 2018 for certain portfolios. Barclays assesses the business model at portfolio level. Information that is considered in determining the business model includes (i) policies and objectives for the relevant portfolio, (ii) how the performance and risks of the portfolio is managed, evaluated and reported to management, and (iii) the frequency, volume and timing of sales in prior periods, sales expectations of future periods, and the reasons for such sales. Financial assets managed on a fair value basis and those that are held for trading are held at fair value through profit and loss.

In assessing whether contractual cash flows are solely payments of principal and interest, terms that could change the contractual cash flows so that it would not meet the condition for solely payments of principal and interest are considered, including: (i) contingent and leverage features, (ii) non-recourse arrangements and (iii) features that could modify the time value of money.

Other financial assets are measured at fair value through profit and loss. There is an option to make an irrevocable election for non traded equity investments to be measured at fair value through other comprehensive income, in which case dividends are recognised in profit or loss, but gains or losses are not reclassified to profit or loss upon derecognition, and impairment is not recognised in the income statement.

On 12 October 2017, the IASB published an amendment to IFRS 9, relating to prepayment features with negative compensation; this amendment is effective from 1 January 2019 with early application permitted, however has yet to be endorsed by the EU. This amendment allows financial assets with such features to be measured at amortised cost or fair value through other comprehensive income provided the SPPI (solely payments of principal and interest) criteria in IFRS 9 are otherwise met. In addition the amendment to IFRS 9 clarifies that a financial asset passes the SPPI criterion regardless of the event or circumstance that cause the early termination of the contract, and irrespective of which party pays or receives reasonable compensation for the early termination of the contract. Such prepayment features are present in some fixed rate corporate and investment bank loans, and are considered to meet the criteria for amortised cost under IFRS 9. Prepayment features are consistent with the solely payments of principal and interest criteria if the prepayment feature substantially represents unpaid amounts of principal and interest and reasonable compensation for early termination contract.

While there are some classification changes these are not significant from a Group perspective.

Hedge accounting

IFRS 9 contains revised requirements on hedge accounting, adoption of which is optional. In addition certain aspects of IAS 39, being the portfolio fair value hedge for interest rate risk, continues to be available for entities (while applying IFRS 9 to the remainder of the entity’s hedge accounting relationships) until the IASB completes its accounting for dynamic risk management project.

Based on analysis performed, Barclays will continue applying IAS 39 hedge accounting, although it will implement the amended IFRS 7 hedge accounting disclosure requirements.

Own credit

Barclays has applied the option in IFRS 9 to recognise changes in own credit for financial liabilities designated at fair value through profit and loss under the fair value option in other comprehensive income from 1 January 2017.

Expected impact

IFRS 9 will be applied retrospectivelyon 1 January 2018. Opening shareholders’ equity is expected to decrease by approximately £2.2bn post tax. This impact assessment has been estimated under an interim control environment with models that continue to undergo validation. The implementation of the comprehensive end state control environment will continue as Barclays introduces business-as-usual controls throughout 2018. Barclays will not restate comparatives on initial application of IFRS 9 on 1 January 2018.

IFRS 15 – Revenue from Contracts with Customers

In 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers which will replace IAS 18 Revenue and IAS 11 Construction Contracts. It applies to all contracts with customers except leases, financial instruments and insurance contracts. The standard establishes a more systematic approach for revenue measurement and recognition by introducing a five-step model governing revenue recognition. The five-step model includes 1) identifying the contract with the customer, 2) identifying each of the performance obligations included in the contract, 3) determining the amount of consideration in the contract, 4) allocating the consideration to each of the identified performance obligations and 5) recognising revenue as each performance obligation is satisfied. In April 2016, the IASB issued clarifying amendments to IFRS 15 which provide additional application guidance but did not change the underlying principles of the standard. The standard was endorsed by the EU in September 2016.

Barclays will implement this standard on 1 January 2018. Barclays has elected the cumulative effect transition method with a transition adjustment calculated as of 1 January 2018 and recognised in retained earnings without restating comparative periods. There are no significant impacts from the adoption of IFRS 15 in relation to the timing of when Barclays recognises revenues or when revenue should be recognised gross as a principal or net as an agent.

IFRS 16 – Leases

In January 2016, the IASB issued IFRS 16 Leases, which will replace IAS 17 Leases. IFRS 16 will apply to all leases with the exception of licenses of intellectual property, rights held by licensing agreement within the scope of IAS 38 Intangible Assets, service concession arrangements, leases of biological assets within the scope of IAS 41 Agriculture, and leases of minerals, oil, natural gas and similar non-regenerative resources. IFRS 16 will not result in a significant change to lessor accounting; however for lessee accounting there will no longer be a distinction between operating and finance leases. Instead lessees will be required to recognise both a right of use asset and lease liability on balance sheet for all leases. As a result Barclays will observe an increase in both assets and liabilities for transactions currently accounted for as operating leases as at 1 January 2019 (the effective date of IFRS 16). A scope exemption will apply to short term and low value leases. Current project implementation efforts are focused on preparing and sourcing information. The standard was endorsed by the EU in November 2017. Barclays will implement this standard on 1 January 2019. Barclays is currently assessing the expected impact of adopting this standard.

IFRS 17 – Insurance contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts that was issued in 2005.

IFRS 17 applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. The standard is effective from 1 January 2021 and has not yet been endorsed by the EU. Barclays is currently assessing the expected impact of adopting this standard.

IFRS 2 Classification and Measurement of Share-based Payment Transactions – Amendments to IFRS 2

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled. The amendments are effective for annual periods beginning on or after 1 January 2018. Adoption of the amendments will not have a significant impact on Barclays.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

IFRIC 23 clarifies the application of IAS 12 to accounting for income tax treatments that have yet to be accepted by tax authorities, in scenarios where it may be unclear how tax law applies to a particular transaction or circumstance, or whether a taxation authority will accept an entity’s tax treatment. The effective date is 1 January 2019. Barclays is currently assessing the impact of IFRIC 23.

6. Critical accounting estimates and judgements

The preparation of financial statements in accordance with IFRS requires the use of estimates. It also requires management to exercise judgement in applying the accounting policies. The key areas involving a higher degree of judgement or complexity, or areas where assumptions are significant to the consolidated and individual financial statements are highlighted under the relevant note. Critical accounting estimates and judgements are disclosed in:

Credit impairment charges and other provisions on page 204;

Taxes on page 207;

Fair value of financial instruments on page 216;

Pensions and post retirement benefit obligations on page 255; and

Provisions including conduct and legal, competition and regulatory matters on page 237.

7. Other disclosures

To improve transparency and ease of reference, by concentrating related information in one place, and to reduce duplication, certain disclosures required under IFRS have been included within the Risk review section as follows:

Credit risk on page 85 and the tables on pages 96 and 116;

Market risk on page 87 and the tables on pages 117 and 121;

Treasury and capital risk - capital on pages 137 and 145; and

Treasury and capital risk - liquidity on page 124 to 136.

These disclosures are covered by the Audit opinion (included on pages 186 and 187) where referenced as audited.

8. Parent company accounts

The parent company’s financial statements on pages 193 and 194 also form part of the notes to the consolidated financial statements.